Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances	The Group had the following related party balances:
	Relationship	Notes	As of December 31,
			2022	2023
			RMB	RMB
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	3,655	285
Guangdong Marketing Advertising Group	(e)	(i)	—	33,517
Youxiang Group	(c)	(ii)	17,912	16,737
Others		(iii)	231	224
			21,798	50,763
	Relationship	Notes	As of December 31,
			2022	2023
			RMB	RMB
Amounts due to related parties:
Youxiang Group	(c)	(iv)	1,429	508
Angela Bai	(a)	(v)	12,270	—
Guangdong Marketing Advertising Group	(e)	(vi)	25,152	—
Guangdong Advertising Co., Ltd.	(d)	(vi)	—	1,499
Others		(vii)	2,383	2,417
			41,234	4,424
(i)	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within six months.
(ii)	Amounts due from Youxiang Group are construction fee and rental deposits.
(iii)	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
(iv)	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.
(v)	In September 2022, Angela Bai, spouse of the Group’s Founder, Chairman and one of the principal shareholders Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date. The Group has fully repaid the loans in the total principal amount of RMB12,000 during year 2023.
(vi)	Amounts due to Guangdong Marketing Advertising Group and Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.
(vii)	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.

Schedule of Related Party Transactions
			For the Years Ended December 31,
	Relationship	Notes	2021	2022	2023
			RMB	RMB	RMB
Youxiang Group	(c)	(i)	5,134	1,752	27
Guangdong Advertising Co., Ltd.	(d)	(i)	—	857	698

			For the Years Ended December 31,
	Relationship	Notes	2021	2022	2023
			RMB	RMB	RMB
Youxiang Group	(c)	(ii)	26,087	27,599	1,743
Guangdong Advertising Co., Ltd.	(d)	(iii)	45,528	24,993	26,043
			For the Years Ended December 31,
	Relationship	Notes	2021	2022	2023
			RMB	RMB	RMB
Youxiang Group	(c)	(iv)	5,106	6,872	915
			For the Years Ended December 31,
	Relationship	Notes	2021	2022	2023
			RMB	RMB	RMB
Guangdong Advertising Co., Ltd.	(d)	(v)	1,929	424	621
Guangdong Advertising Marketing Group	(e)	(v)	12,566	96,547	42,302
			For the Years Ended December 31,
	Relationship	Notes	2021	2022	2023
			RMB	RMB	RMB
Youxiang Group	(c)	(vi)	14,525	24,150	—
(i)	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.
(ii)	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.
(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
(iv)	The amount represents property management services provided by Youxiang Group.
(v)	The amount represents advertisement distribution services provided by these related parties.
(vi)

On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. The disposal gain of RMB38 was recognized into additional paid-in capital as it is the transaction under common control.

On July 20, 2022, the Company disposed of three of its properties located in Kaifeng, Henan Province to Youxiang Group with a total consideration of RMB31,000 evaluated by the assistance of a third-party appraiser, of which RMB24,150 was used to settle the payables due to Youxiang Group. The disposal loss of RMB13,128 was recognized into additional paid-in capital as it is the transaction under common control.